Cost Analysis (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Cost of Sales and Operating Costs Analysis

	2021 $m	2020 $m	2019 $m
Cost of sales analysis
Raw materials and goods for resale	6,942	5,757	5,840
Employment costs (note 7)	4,089	3,871	3,880
Energy conversion costs	1,540	1,268	1,464
Repairs and maintenance	1,183	1,103	1,097
Depreciation, amortisation and impairment (i)	1,427	1,621	1,370
Change in inventory	(439)	63	(70)
Other production expenses (primarily sub-contractor costs)	5,751	4,742	5,278
Total	20,493	18,425	18,859

Operating costs analysis
Selling and distribution costs	4,849	4,454	4,547
Administrative expenses	2,054	2,445	1,933
Total	6,903	6,899	6,480
(i)	Depreciation, amortisation and impairment analysis

Summary of Depreciation, Amortisation and Impairment Analysis

	Cost of sales			Operating costs			Total
	2021 $m	2020 $m	2019 $m	2021 $m	2020 $m	2019 $m	2021 $m	2020 $m	2019 $m
Depreciation and depletion (note 13, 20)	1,427	1,367	1,364	264	257	249	1,691	1,624	1,613
Amortisation of intangible assets (note 14)	-	-	-	74	70	64	74	70	64
Impairment of property, plant and equipment (note 13, 20) (ii)	-	254	6	-	9	2	-	263	8
Impairment of intangible assets (note 14) (ii)	-	-	-	-	410	-	-	410	-
Total	1,427	1,621	1,370	338	746	315	1,765	2,367	1,685

(ii)
Total impairment charges for the year ended 31 December 2021 amounted to $nil million (2020: $827 million, including a charge of $154 million related to equity accounted investments as detailed in note 15; 2019: $8 million).